Credit Risk - Disclosure of Credit Rating of Financial Assets Subject to Credit Risk (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of internal credit grades [line items]
Coverage	0.30%	0.30%
Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 813	£ 870
Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ (305,500)	£ (295,400)
Coverage	0.30%	0.30%
Exposures - On balance sheet | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 800	£ 900
ECL | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	813	870	£ 994
ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets		900
ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	800
Internal grade 9 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(72,700)	(58,100)
Internal grade 9 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Internal grade 8 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(47,200)	(47,100)
Internal grade 8 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Internal grade 7 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(91,000)	(94,800)
Internal grade 7 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Internal grade 6 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(51,600)	(51,700)
Internal grade 6 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Internal grade 5 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(17,500)	(17,800)
Internal grade 5 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	200	200
Internal grade 4 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(7,100)	(7,700)
Internal grade 4 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	200	200
Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(5,700)	(6,100)
Internal grade 3 to 1 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	400	500
Other | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(13,500)	(13,000)
Other | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ (266,700)	£ (259,800)
Coverage	0.30%	0.30%
On-balance sheet | Exposures - On balance sheet | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 700	£ 800
On-balance sheet | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (228,900)	£ (217,700)
Coverage	0.30%	0.40%
On-balance sheet | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 700	£ 800
On-balance sheet | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ (170,400)	£ (168,400)
Coverage	0.10%	0.10%
On-balance sheet | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 200
On-balance sheet | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ (154,000)	£ (149,900)
Coverage	0.00%	0.00%
On-balance sheet | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ (15,000)	£ (16,800)
Coverage	0.00%	0.60%
On-balance sheet | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 100
On-balance sheet | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets	£ (1,400)	£ (1,700)
Coverage	6.70%	5.90%
On-balance sheet | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
On-balance sheet | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets		800
On-balance sheet | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	700
On-balance sheet | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		800
On-balance sheet | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	700
On-balance sheet | ECL | Credit risk | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets		200
On-balance sheet | ECL | Credit risk | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100
On-balance sheet | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets		100
On-balance sheet | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages
Disclosure of internal credit grades [line items]
Financial assets		100
On-balance sheet | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(62,600)	(51,200)
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(27,000)	(14,500)
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(10,600)	(5,200)
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(10,400)	(5,100)
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(100)
On-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(38,300)	(38,200)
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(36,600)	(33,200)
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(30,100)	(30,300)
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(29,500)	(29,700)
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(500)	(600)
On-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(100)	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(82,500)	(85,800)
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(82,300)	(85,400)
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(76,400)	(77,400)
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(73,300)	(73,700)
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(3,100)	(3,700)
On-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(47,600)	(47,500)
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(47,300)	(47,500)
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(39,600)	(41,200)
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(34,500)	(35,400)
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(5,100)	(5,800)
On-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(15,600)	(15,900)
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(15,600)	(15,900)
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(6,800)	(6,600)
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(4,300)	(4,100)
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(2,500)	(2,500)
On-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 5 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(6,200)	(6,900)
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(6,200)	(6,900)
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(3,000)	(3,400)
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(400)	(500)
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(2,600)	(2,900)
On-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 4 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	100
On-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	100
On-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(5,000)	(5,400)
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(5,000)	(5,400)
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(2,500)	(3,100)
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(100)	0
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(1,000)	(1,300)
On-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(1,400)	(1,800)
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	400	500
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	400	500
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(9,600)	(9,700)
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(9,600)	(9,700)
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(1,500)	(1,400)
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(1,500)	(1,400)
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Mortgages | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ (32,600)	£ (33,100)
Coverage	0.00%	0.00%
On-balance sheet | Cash and balances at central banks | Exposures - On balance sheet | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Cash and balances at central banks | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	£ (32,600)	£ (33,100)
Coverage	0.00%	0.00%
On-balance sheet | Cash and balances at central banks | Exposures - On balance sheet | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Cash and balances at central banks | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | Cash and balances at central banks | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | Cash and balances at central banks | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | Cash and balances at central banks | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | Cash and balances at central banks | Internal grade 9 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(32,600)	(33,100)
On-balance sheet | Cash and balances at central banks | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(32,600)	(33,100)
On-balance sheet | Cash and balances at central banks | Internal grade 9 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 9 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 8 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 8 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 8 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 7 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 7 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 7 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 6 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 6 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 6 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 5 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 5 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 5 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 4 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 4 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 4 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 3 to 1 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Other | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Other | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Cash and balances at central banks | Other | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (206,000)	£ (202,900)
Coverage	0.30%	0.40%
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 700	£ 800
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (186,800)	£ (180,800)
Coverage	0.10%	0.10%
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (17,300)	£ (19,900)
Coverage	1.70%	1.50%
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 300
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (1,900)	£ (2,200)
Coverage	13.60%	18.20%
On-balance sheet | Total loans and advances to customers | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 300	£ 400
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		800
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	700
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		100
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Stage 2 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		300
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	300
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Stage 3 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		400
On-balance sheet | Total loans and advances to customers | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	300
On-balance sheet | Total loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(11,200)	(5,800)
On-balance sheet | Total loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(11,000)	(5,700)
On-balance sheet | Total loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(100)
On-balance sheet | Total loans and advances to customers | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 9 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 9 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 9 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(32,000)	(31,700)
On-balance sheet | Total loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(31,400)	(31,000)
On-balance sheet | Total loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(600)	(700)
On-balance sheet | Total loans and advances to customers | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 8 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 8 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 8 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(82,000)	(82,800)
On-balance sheet | Total loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(78,800)	(79,000)
On-balance sheet | Total loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(3,200)	(3,800)
On-balance sheet | Total loans and advances to customers | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 7 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 7 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 7 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(46,400)	(46,800)
On-balance sheet | Total loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(41,300)	(40,800)
On-balance sheet | Total loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(5,100)	(6,000)
On-balance sheet | Total loans and advances to customers | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 6 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 6 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 6 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(15,400)	(15,700)
On-balance sheet | Total loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(12,400)	(12,500)
On-balance sheet | Total loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(3,000)	(3,200)
On-balance sheet | Total loans and advances to customers | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	200	200
On-balance sheet | Total loans and advances to customers | Internal grade 5 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Total loans and advances to customers | Internal grade 5 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Total loans and advances to customers | Internal grade 5 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(6,200)	(6,900)
On-balance sheet | Total loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(2,900)	(2,900)
On-balance sheet | Total loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(3,300)	(3,900)
On-balance sheet | Total loans and advances to customers | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	(100)
On-balance sheet | Total loans and advances to customers | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Total loans and advances to customers | Internal grade 4 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 4 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Total loans and advances to customers | Internal grade 4 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(5,000)	(5,400)
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(700)	(600)
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(2,100)	(2,400)
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(2,200)	(2,400)
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	400	500
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
On-balance sheet | Total loans and advances to customers | Internal grade 3 to 1 | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	300	400
On-balance sheet | Total loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(8,500)	(8,600)
On-balance sheet | Total loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(8,400)	(8,400)
On-balance sheet | Total loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | Stage 2 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(100)	(100)
On-balance sheet | Total loans and advances to customers | Other | Exposures - On balance sheet | Credit risk | Stage 3 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	(100)
On-balance sheet | Total loans and advances to customers | Other | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Other | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Other | ECL | Credit risk | Stage 2 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Total loans and advances to customers | Other | ECL | Credit risk | Stage 3 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (1,200)	£ (1,100)
Coverage	0.00%	0.00%
On-balance sheet | –Loans and advances to banks | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | –Loans and advances to banks | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (1,200)	£ (1,100)
Coverage	0.00%	0.00%
On-balance sheet | –Loans and advances to banks | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | –Loans and advances to banks | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | –Loans and advances to banks | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | –Loans and advances to banks | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | –Loans and advances to banks | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | –Loans and advances to banks | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 9 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(100)	0
On-balance sheet | –Loans and advances to banks | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(100)	0
On-balance sheet | –Loans and advances to banks | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 8 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 7 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 6 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 5 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 4 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(1,100)	(1,100)
On-balance sheet | –Loans and advances to banks | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(1,100)	(1,100)
On-balance sheet | –Loans and advances to banks | Other | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | –Loans and advances to banks | Other | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (17,700)	(10,300)
Coverage	0.00%
On-balance sheet | Reverse repurchase agreements – non trading | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	0
On-balance sheet | Reverse repurchase agreements – non trading | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (17,700)	£ (10,300)
Coverage	0.00%	0.00%
On-balance sheet | Reverse repurchase agreements – non trading | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Reverse repurchase agreements – non trading | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | Reverse repurchase agreements – non trading | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | Reverse repurchase agreements – non trading | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | Reverse repurchase agreements – non trading | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(11,800)	(5,300)
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(11,800)	(5,300)
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 9 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(4,500)	(1,500)
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(4,500)	(1,500)
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 8 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(300)	(2,600)
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(300)	(2,600)
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 7 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(900)	(700)
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(900)	(700)
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 6 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(200)
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(200)
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 5 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 4 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Other | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Reverse repurchase agreements – non trading | Other | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (4,000)	£ (3,400)
Coverage	0.00%	0.00%
On-balance sheet | Other financial assets at amortised cost | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other financial assets at amortised cost | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets	£ (4,000)	£ (3,400)
Coverage	0.00%	0.00%
On-balance sheet | Other financial assets at amortised cost | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Other financial assets at amortised cost | ECL | Credit risk | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | Other financial assets at amortised cost | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | Other financial assets at amortised cost | ECL | Credit risk | Stage 1 | Financial assets at amortised cost:
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | Other financial assets at amortised cost | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(4,000)	(3,400)
On-balance sheet | Other financial assets at amortised cost | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(4,000)	(3,400)
On-balance sheet | Other financial assets at amortised cost | Internal grade 9 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 9 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 8 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 8 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 7 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 7 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 6 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 6 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 5 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 5 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 4 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 4 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 3 to 1 | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Financial assets at amortised cost: | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Other | ECL | Credit risk | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Other financial assets at amortised cost | Other | ECL | Credit risk | Stage 1 | Financial assets at amortised cost: | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ (5,200)	£ (9,000)
Coverage	0.00%	0.00%
On-balance sheet | Financial assets at FVOCI | Exposures - On balance sheet | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Financial assets at FVOCI | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	£ (5,200)	£ (9,000)
Coverage	0.00%	0.00%
On-balance sheet | Financial assets at FVOCI | Exposures - On balance sheet | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
On-balance sheet | Financial assets at FVOCI | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | Financial assets at FVOCI | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | Financial assets at FVOCI | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets		0
On-balance sheet | Financial assets at FVOCI | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
On-balance sheet | Financial assets at FVOCI | Internal grade 9 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(3,000)	(3,600)
On-balance sheet | Financial assets at FVOCI | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(3,000)	(3,600)
On-balance sheet | Financial assets at FVOCI | Internal grade 9 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 9 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 8 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(1,700)	(5,000)
On-balance sheet | Financial assets at FVOCI | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(1,700)	(5,000)
On-balance sheet | Financial assets at FVOCI | Internal grade 8 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 8 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 7 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(400)
On-balance sheet | Financial assets at FVOCI | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(400)
On-balance sheet | Financial assets at FVOCI | Internal grade 7 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 7 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 6 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(300)	0
On-balance sheet | Financial assets at FVOCI | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(300)	0
On-balance sheet | Financial assets at FVOCI | Internal grade 6 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 6 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 5 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 5 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 5 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 4 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 4 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 4 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 3 to 1 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Other | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Other | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
On-balance sheet | Financial assets at FVOCI | Other | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Exposures - On balance sheet | Credit risk
Disclosure of internal credit grades [line items]
Financial assets	£ (38,800)	£ (35,600)
Coverage	0.30%	0.30%
Off-balance sheet | Exposures - On balance sheet | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Off-balance sheet | Exposures - On balance sheet | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets	£ (37,700)	£ (34,400)
Coverage	0.00%	0.00%
Off-balance sheet | Exposures - On balance sheet | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | Exposures - On balance sheet | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets	£ (1,000)	£ (1,100)
Coverage	9.10%	9.10%
Off-balance sheet | Exposures - On balance sheet | Credit risk | Stage 2 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 100	£ 100
Off-balance sheet | Exposures - On balance sheet | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets	£ (100)	£ (100)
Coverage	0.00%	0.00%
Off-balance sheet | Exposures - On balance sheet | Credit risk | Stage 3 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0
Off-balance sheet | ECL | Credit risk
Disclosure of internal credit grades [line items]
Financial assets		100
Off-balance sheet | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100
Off-balance sheet | ECL | Credit risk | Stage 1
Disclosure of internal credit grades [line items]
Financial assets		0
Off-balance sheet | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
Off-balance sheet | ECL | Credit risk | Stage 2
Disclosure of internal credit grades [line items]
Financial assets		100
Off-balance sheet | ECL | Credit risk | Stage 2 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100
Off-balance sheet | ECL | Credit risk | Stage 3
Disclosure of internal credit grades [line items]
Financial assets		0
Off-balance sheet | ECL | Credit risk | Stage 3 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0
Off-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(10,100)	(6,900)
Off-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(10,100)	(6,900)
Off-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 2 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | Exposures - On balance sheet | Credit risk | Stage 3 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 2 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 9 | ECL | Credit risk | Stage 3 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(8,900)	(8,900)
Off-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(8,800)	(8,800)
Off-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 2 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(100)	(100)
Off-balance sheet | Internal grade 8 | Exposures - On balance sheet | Credit risk | Stage 3 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 2 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 8 | ECL | Credit risk | Stage 3 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(8,500)	(9,000)
Off-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(8,300)	(8,800)
Off-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 2 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(200)
Off-balance sheet | Internal grade 7 | Exposures - On balance sheet | Credit risk | Stage 3 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 2 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 7 | ECL | Credit risk | Stage 3 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(4,000)	(4,200)
Off-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(3,800)	(4,000)
Off-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 2 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(200)
Off-balance sheet | Internal grade 6 | Exposures - On balance sheet | Credit risk | Stage 3 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 2 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 6 | ECL | Credit risk | Stage 3 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(1,900)	(1,900)
Off-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(1,700)	(1,700)
Off-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 2 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(200)
Off-balance sheet | Internal grade 5 | Exposures - On balance sheet | Credit risk | Stage 3 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 2 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 5 | ECL | Credit risk | Stage 3 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(900)	(800)
Off-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(700)	(500)
Off-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 2 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(300)
Off-balance sheet | Internal grade 4 | Exposures - On balance sheet | Credit risk | Stage 3 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 4 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
Off-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 2 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	100	100
Off-balance sheet | Internal grade 4 | ECL | Credit risk | Stage 3 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(700)	(700)
Off-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(400)	(400)
Off-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 2 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(200)	(200)
Off-balance sheet | Internal grade 3 to 1 | Exposures - On balance sheet | Credit risk | Stage 3 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(100)	(100)
Off-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 2 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Internal grade 3 to 1 | ECL | Credit risk | Stage 3 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | Exposures - On balance sheet | Credit risk | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(3,900)	(3,300)
Off-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 1 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	(3,900)	(3,300)
Off-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 2 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | Exposures - On balance sheet | Credit risk | Stage 3 | Gross amounts
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | ECL | Credit risk | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | ECL | Credit risk | Stage 1 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | ECL | Credit risk | Stage 2 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	0	0
Off-balance sheet | Other | ECL | Credit risk | Stage 3 | Accumulated impairment
Disclosure of internal credit grades [line items]
Financial assets	£ 0	£ 0